Stock options	12 Months Ended
Oct. 31, 2025
Stock Options [Abstract]
Stock options [Text Block]

15. Stock options

(a) Stock option plan

Under the Company's fixed stock option plan (the "Plan"), the Company could grant up to 27,500,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

(b) Summary of changes
		Weighted average
	Number of options	exercise price
Outstanding at October 31, 2023	9,775,000	$0.06
Expired	(1,025,000)	0.12
Outstanding at October 31, 2024	8,750,000	$0.06
Outstanding at October 31, 2025	8,750,000	$0.06

(c) Stock options outstanding at October 31, 2025

There were nil options issued to directors, officers, employees and consultants during the year ended October 31, 2025 (2024 - nil, 2023 - 3,000,000).

			Weighted average
				Remaining
Date of issue	Expiry date	Number of options	Exercise price	contractual life
November 13, 2020	November 13, 2025	5,750,000	$0.05	0.0
October 8, 2021	October 8, 2026	1,000,000	0.07	0.9
March 20, 2023	March 20, 2028	2,000,000	0.07	2.4
Outstanding at October 31, 2025		8,750,000	$0.06	0.7

Of the total options outstanding, 8,750,000 are exercisable as at October 31, 2025 (2024 - 8,750,000).

During the year ended October 31, 2025, the Company recorded an expense of $nil related to the vesting of stock options (2024 - $6,517, 2023 - $217,965).